Equity	6 Months Ended
Dec. 31, 2025
Equity
Equity

Note 10 – Equity

The Company’s equity structure, including its authorized share capital, historical share issuances, and equity-linked instruments, is disclosed in its audited consolidated financial statements included in its Form 20-F for the year ended June 30, 2025. There have been no significant changes to the overall structure during the current interim period, except as described below.

The Company had a share capital of $3,000,000 consisting of 300,000,000 ordinary shares, par value $0.01 per share as of June 30, 2022. On May 23, 2023, the Company effected a 1-for-30 reverse share split, resulting in a proportional increase in par value to $0.30 per share and a corresponding reduction in the number of authorized shares. On February 6, 2024, the Company increased its authorized ordinary shares to 500,000,000 shares with no change in par value. On March 14, 2025, the Company adopted a dual-class share structure, pursuant to which its ordinary shares were redesignated into Class A and Class B ordinary shares with different voting rights.

On July 25, 2025, the Company completed a par value reduction from $0.30 to $0.000001 per share as approved by the Grand Court of the Cayman Islands. As the total number of issued shares remained unchanged, this change did not affect the Company’s share capital on a historical basis. On January 20, 2026, the Company effected a 1-for-60 reverse share split of its Class A and Class B ordinary shares to maintain compliance with NASDAQ listing requirements. All share and per share data presented in these unaudited condensed consolidated financial statements have been retrospectively adjusted to reflect the reverse share split.

On July 13, 2025, the Company entered into a securities purchase agreement with an accredited investor for the issuance of Class A ordinary shares. In August 2025, the Company completed a private placement issuing approximately 333,333 Class A ordinary shares (on a post-split basis) for gross proceeds of $6,000,000. The Company totally received 30,000,000 Dogecoins valued at $6,000,000 from the private placement. The subscription was fully settled through the transfer of digital assets (Dogecoins), with the transaction price determined based on the observable market price at the transaction date.

As of December 31, 2025, after giving effect to the January 2026 reverse share split, the Company had 237,500,000 authorized Class A ordinary shares and 12,500,000 authorized Class B ordinary shares, of which 1,476,900 Class A ordinary shares and 12,800 Class B ordinary shares were issued and outstanding.

Warrants

All warrant-related share and per share information, including the number of warrants outstanding, exercise prices, and weighted average exercise prices, have been retrospectively adjusted to reflect the reverse share split in January 2026.

The Company issued warrants in connection with prior financing arrangements. The detailed terms of these warrants, including original contractual provisions, are disclosed in the Company’s audited consolidated financial statements included in its Form 20-F for the year ended June 30, 2025. There have been no significant modifications to the contractual terms of the warrants during the current interim period, except for adjustments arising from anti-dilution provisions and the reverse share split.

Certain warrants contain down-round protection features that provide for adjustments to the exercise price and the number of shares issuable upon exercise if the Company issues equity instruments at a price lower than the then-current exercise price. During the six months ended December 31, 2025, such down-round provisions were triggered, resulting in a reduction in the exercise price (as retrospectively adjusted for the reverse share split) and a corresponding increase in the number of warrants outstanding. The fair value effect of the down-round adjustment was recognized in equity as a reclassification between retained earnings and additional paid-in capital in accordance with ASC 260-10-55-97 and was treated as a deemed dividend for purposes of earnings per share.

During the six months ended December 31, 2025, a significant portion of the warrants were exercised on a cashless basis. As a result, the Company issued Class A Ordinary Shares with no corresponding cash proceeds, and the carrying amount of the related warrants was reclassified within shareholders’ equity. The impact of such exercises has been reflected in the Company’s equity balances as of December 31, 2025.